FINANCIAL TRUSTS	12 Months Ended
Dec. 31, 2019
FINANCIAL TRUSTS
FINANCIAL TRUSTS

23.    FINANCIAL TRUSTS

The Group acts as trustee or settler in financial trusts:

i)    As Trustee:

Guarantee Management Trusts

Trustee: Banco Supervielle.

	Indenture	Due of principal	Original principal	Principal
Financial trust	executed on	obligation	amount	balance	Beneficiaries	Settlers
Credimas	01/11/2013	06/21/2019	16,000	—	Banco Supervielle S.A.	Credimas S.A.
Asministration trust Interconnection 500 KV ET Nueva San Juan - ET Rodeo Iglesia	09/12/2018	09/12/2018, or until the termination of payment obligations through Disbursements (the “Extinction date”).	—	—

Diservel S.R.L., Ingenias S.R.L, Geotecnia (Inv. Calvente), Newen Ingenieria S.A., Ingiciap S.A., Mercados Energeticos, Diservel S.R.L.) and the suppliers of works, goods and services included in the Project.

Interconexion Electrica Rodeo S.A.

The group acts also as trustee in the following trusts:

Mendoza Trust: In liquidation phase, since it has fulfilled the contract period, but is pending the completion of several acts that derive from the trustee. The liabilities recorded as of December 31,2019, mainly originating from the exclusion of assets, amount to 21,018 and have been backed by assets in trust (loans, other miscellaneous loans, and other non-financial assets, etc.) in the amount of 647. This trust will be liquidated following the procedures established by Law 24,441.

Luján Trust: The term of the contract has expired and all documentation relating to the liquidation has been delivered. On July 31, 2019 the Tax Authority approved the final deregistration in tax matters.

ii)    As Settler

Publicly offered and listed financial trusts as of December 31, 2019 and December 31, 2018:

Supervielle Créditos Financial Trust

Assets in Trust: Personal Loans

Trustee: Equity TMF Trust Company (Argentina) S.A.

The following are financial trusts where Banco Supervielle S.A acts as settler as of December 31, 2019:

		Value initially	Securities issued
Financial Trust	Set up on	assigned in trust	Type	Amount	Type	Amount
Serie 97	03/27/2018	$750,000	VDF TV A	VN$712,500	CP	VN$37,500
			Mat: 01/20/20		Mat: 03/20/20

Cordial Compañía Financiera Financial Trust

Assets in Trust: Personal Loans

Trustee: Equity TMF Trust Company (Argentina) S.A.

The following are financial trusts where Cordial Compañía Financiera S.A acts as settler as of December 31, 2019:

			Securities issued
		Value initially	Participation
Financial Trust	Set up on	assigned in trust	Certificates	Debt Instruments
20	04/08/2019	$600,000	$120,000	$480,000
21	06/24/2019	$1,000,000	$780,000	$220,000
22	11/13/2019	$571,560	$102,300	$469,260

Micro Lending Financial Trust

The following are financial trusts where Micro Lending S.A.U acts as settler:

		Securitized	Issued Securities
Financial Trust	Set-up on	Amount	Type	Amount		Amount	Type	Amount
III	06/08/2011	$39,779	VDF TV A	VN$31,823	VDF B	VN $6,364	CP	VN $1,592
			Vto: 03/12/13		Vto: 11/12/13		Vto: 10/12/16
IV	09/01/2011	$40,652	VDF TV A	VN$32,522	VDF B	VN $6,504	CP	VN $1,626
			Vto: 06/20/13		Vto: 10/20/13		Vto: 01/20/17
			Vto: 01/15/19		Vto: 04/15/19		Vto: 07/22/22
XVIII	06/16/2017	$119,335	VDF TV A	VN $89,501	VDF TV B	VN $7,291	CP	VN $22,543
			Vto: 05/15/19		Vto: 08/15/19		Vto: 10/15/22